Trade Payables and Customer Advances - Summary of Breakdown for Trade Payables and Customer Advances Explanatory (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Payables and Customer Advances [Abstract]
Trade payables		€ 177,801	€ 150,257
Customer advances		45,236	38,085
Total trade payables including customer advances	€ 228,626	€ 223,037	€ 188,342